FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS [Text Block]

7. FAIR VALUE MEASUREMENTS

ASC 820, Fair Value Measurements and Disclosures, establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company's own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.

ASC 820 identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a three-tier fair value hierarchy that distinguishes between the following, based on the nature of the valuation inputs:

  Level 1: quoted prices (unadjusted) for identical assets or liabilities in active markets;
  Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and,
  Level 3: one or more significant inputs used in a valuation technique are unobservable in determining fair values of the asset or liability. For example, inputs derived through extrapolation or interpolation that cannot be corroborated by observable market data.

The following table presents the placement in the fair value hierarchy of the Company's assets and liabilities measured at fair value on a recurring and nonrecurring basis as of June 30, 2026 and December 31, 2025. Assets and liabilities that are measured at fair value on a nonrecurring basis relate primarily to tangible property and equipment, and right-of-use assets, which are remeasured when the derived fair value is below carrying value in the consolidated balance sheets. Recoverability is based on estimated undiscounted cash flows or other relevant observable/unobservable measures. For these assets, the Company does not periodically adjust carrying value to fair value except in the event of impairment. If it is determined that impairment has occurred, the carrying value of the asset is reduced to fair value, and the difference is charged to the condensed consolidated interim statements of operations.

Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of and during the six months ended June 30, 2026. The carrying amounts of cash, restricted cash, and accounts payable and accrued liabilities approximated their fair values as of June 30, 2026 due to their short-term nature. The carrying amounts of due from related party and related party notes payable approximated their fair values as of December 31, 2025 due to their short-term nature.

		Fair value measurement at reporting date using
	Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
As of June 30, 2026:
Recurring fair value measurements
Debt securities:
Short-term investments	$21,730,346	$21,730,346	$-	$-
Investments - restricted	508,229	508,229	-	-
Total debt securities	22,238,575	22,238,575	-	-
Total recurring fair value measurements	$22,238,575	$22,238,575	$-	$-

As of December 31, 2025:
Recurring fair value measurements
Debt securities:
Short-term investments	$15,274,175	$15,274,175	$-	$-

Total debt securities	15,274,175	15,274,175	-	-
Total recurring fair value measurements	$15,274,175	$15,274,175	$-	$-

Nonrecurring fair value measurements
Right of use assets - operating lease	323,983	-	-	323,983
Total nonrecurring fair value measurements	$323,983	$-	$-	$323,983

As of June 30, 2026, certain investments with maturity within the next 12 months are reported as restricted due to restrictions placed by Flagship Bank on the Company's accounts as a result of ongoing dispute with the former CEO and Director of the Company (Note 11).